Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables.
Schedule of trade and other payables

	As of	As of
	December 31,	June 30,
	2024	2025
Current
Trade payables	763	5,887
Other payables	75	1,082
VAT and other taxes payables	—	698
Security deposit received from customers	—	460
Accrued employee benefits	—	5,572
Accrued professional fees	—	10,109
Accrued interests	—	1,925
Accrued expenses	1,003	235
	1,841	25,968

Non-current
Severance liabilities	—	40